Assets held for sale and discontinued operations (Tables)	12 Months Ended
Mar. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of held for sale and discontinued operations
The following assets and liabilities were classified as held for sale as at 31 March 2022:

	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
The Narragansett Electric Company	4,129	(1,658)	2,471
UK Gas Transmission	5,871	(5,530)	341
Net assets held for sale	10,000	(7,188)	2,812
Whilst all of the regulatory approvals are in place, the disposal of NECO was not finalised as at 31 March 2022 due to the appeal of one of these approvals by the Rhode Island Attorney General. The following assets and liabilities of NECO were classified as held for sale at 31 March 2022:

£m
Goodwill	590
Intangible assets	4
Property, plant and equipment	3,173
Trade and other receivables	251
Cash and cash equivalents	6
Other assets	105
Total assets held for sale	4,129
Borrowings	(1,177)
Pension liabilities	(12)
Other liabilities	(469)
Total liabilities held for sale	(1,658)
Net assets held for sale	2,471
As at 31 March 2022, the following assets and liabilities of the UK Gas Transmission business were classified as held for sale:

£m
Intangible assets	159
Property, plant and equipment	4,719
Trade and other receivables	215
Pension assets	664
Cash and cash equivalents	9
Financing derivatives	93
Other assets	12
Total assets held for sale	5,871
Borrowings	(4,165)
Deferred tax liabilities	(803)
Other liabilities	(562)
Total liabilities held for sale	(5,530)
Net assets held for sale	341
The summary income statements for UK Gas Transmission and Quadgas, together representing the discontinued operations of the Group, for the years ended 31 March 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	£m	£m	£m
Discontinued operations
Revenue	1,362	1,114	1,180
Other operating costs	(725)	(620)	(702)
Operating profit	637	494	478
Finance income	—	—	6
Finance costs[1]	(230)	(75)	(147)
Profit before tax	407	419	337
Tax[2]	(236)	(82)	(111)
Profit after tax from discontinued operations	171	337	226
Gain on disposal	—	—	9
Total profit after tax from discontinued operations	171	337	235
1.    Finance costs from discontinued operations include principal accretion of inflation linked liabilities in the UK Gas Transmission business of £158 million (2021: £38 million; 2020: £76 million).
2.    Of the £236 million tax charge in the year ended 31 March 2022, £145 million relates to deferred tax due to the change in the UK corporation tax rate.
The summary statement of comprehensive income for discontinued operations for the years ended 31 March 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	£m	£m	£m
Profit after tax from discontinued operations	171	337	235
Other comprehensive income/(loss) from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	309	(250)	58
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	(1)	(11)	(3)
Net losses in respect of cash flow hedging of capital expenditure	—	(2)	—
Tax on items that will never be reclassified to profit or loss	(94)	50	(20)
Total gains/(losses) from discontinued operations that will never be reclassified to profit or loss	214	(213)	35
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges	1	3	(1)
Net (losses)/gains in respect of cost of hedging	(4)	(6)	2
Tax on items that may be reclassified subsequently to profit or loss	—	—	2
Total losses from discontinued operations that may be reclassified subsequently to profit or loss	(3)	(3)	3
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	211	(216)	38
Total comprehensive income for the year from discontinued operations	382	121	273